Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2023
EQ Quality Bond PLUS Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQ/Quality Bond PLUS Portfolio — Class IA, Class IB and Class K Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve high current income consistent with moderate risk to capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 142% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and PerformancePrincipal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. For this Portfolio, debt securities include direct and indirect investments in debt securities and investments in other investment companies and financial instruments that derive their value from such securities. The Portfolio invests primarily (either directly or indirectly through other investments) in securities, including government, corporate and agency mortgage- and asset-backed securities, that are rated investment grade at the time of purchase (i.e., at least Baa by Moody’s Investors Service, Inc. (“Moody’s) or BBB by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”)), or if unrated, fixed income securities that the Adviser or Sub-Adviser determines to be of comparable quality. Split rated securities, which are securities that receive different ratings from two or more rating agencies, will be considered to have the higher credit rating. The Portfolio also seeks to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody’s or S&P or Fitch). In the event that the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Sub-Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Sub-Adviser believes such an investment is appropriate under the circumstances. The Portfolio may also purchase or sell futures contracts on fixed-income securities in lieu of investment directly in fixed-income securities themselves, and may utilize other types of derivatives, including swaps. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.The Portfolio’s assets normally are allocated among two portions, each of which is managed using a different but complementary investment strategy. One portion of the Portfolio is actively managed (“Active Allocated Portion”) and one portion of the Portfolio seeks to track the performance of a particular index (“Passive Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets and the Passive Allocated Portion consists of approximately 70% of the Portfolio’s net assets. These percentages are targets established by the Adviser; actual allocations may deviate from these targets.The Active Allocated Portion may invest in debt securities of U.S. and foreign issuers, including issuers located in emerging markets. The Active Allocated Portion’s investments may include government securities, corporate bonds, bonds of foreign issuers (including those denominated in foreign currencies or U.S. dollars), commercial and residential mortgage-backed securities, and asset-backed securities. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 10% of the Portfolio’s total assets. Securities are purchased for the Active Allocated Portion when a Sub-Adviser determines that they have the potential for above-average total return. A Sub-Adviser may sell a security for a variety of reasons, such as to make other investments believed by the Sub-Adviser to offer superior investment opportunities.The Passive Allocated Portion will invest in debt securities that are included in the Bloomberg U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), or other financial instruments that derive their value from those securities. The Intermediate Government Bond Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $250 million outstanding, which may include zero-coupon securities. Individual securities holdings may differ from the Intermediate Government Bond Index, and the Portfolio may not track the performance of the Intermediate Government Bond Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Intermediate Government Bond Index are valued.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.The following risks can negatively affect the Portfolio’s performance. The most significant risks as of the date of this Prospectus are presented first, followed by additional principal risks in alphabetical order.Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Portfolio performance. Securities markets also may experience long periods of decline in value. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, recessions, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in the financial condition of a single issuer can impact a market as a whole.Geopolitical events, including terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Impacts from climate change may include significant risks to global financial assets and economic growth. The extent and duration of such events and resulting market disruptions could be substantial and could magnify the impact of other risks to the Portfolio. The value and liquidity of the Portfolio’s investments may be negatively affected by developments in other countries and regions, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.The U.S. Federal Reserve (“Fed”) has invested or otherwise made available substantial amounts of money to keep credit flowing through short-term money markets and has signaled that it will continue to adjust its operations as appropriate to support short-term money markets. Amid these efforts, concerns about the markets’ dependence on the Fed’s provision of liquidity have grown. Policy changes by the U.S. government and/or the Fed and political and other events within the United States could cause uncertainty in the markets, may affect investor and consumer confidence, and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of, or a default on, U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty.In addition, markets and market participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.Credit Risk — The Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, or defaults completely, which may cause the Portfolio's holdings to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly. The Portfolio may experience a significant or complete loss on a fixed income security or a transaction.Interest Rate Risk — Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of the Portfolio's debt securities generally declines. Conversely, when interest rates decline, the value of the Portfolio's debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security tochanges in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Portfolio's debt securities to interest rate risk will increase the greater the duration of those securities. A significant or rapid rise in interest rates could result in losses to the Portfolio.U.S. Government Securities Risk — Although the Portfolio may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Portfolio itself and do not guarantee the market prices of the securities. Securities issued by the U.S. Treasury or other agencies and instrumentalities of the U.S. government may decline in value as a result of, among other things, changes in interest rates, political events in the United States, international developments, including strained relations with foreign countries, and changes in the credit rating of, or investor perceptions regarding the creditworthiness of, the U.S. government. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Securities not backed by the full faith and credit of the U.S. Treasury involve greater credit risk than investments in other types of U.S. government securities.Investment Grade Securities Risk — Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but may have more risk than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.Index Strategy Risk — The Portfolio employs an index strategy for a portion of the Portfolio and generally will not modify its index strategy to respond to changes in market trends or the economy, which means that the Portfolio may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track the relevant index, the Portfolio may not invest in all of the securities in the index. Therefore, there can be no assurance that the performance of the index strategy will match that of the relevant index.Derivatives Risk — The Portfolio's investments in derivatives may rise or fall in value more rapidly than other investments and may reduce the Portfolio's returns and increase the volatility of the Portfolio's net asset value. Investing in derivatives involves investment techniques and risk analyses different from, and risks in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives may be leveraged such that a small investment can have a significant impact on the Portfolio's exposure to stock market values, interest rates, or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss, and the Portfolio could lose more than the amount it invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, or to terminate or offset existing arrangements, which may result in a loss or may be costly to the Portfolio. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. Derivatives may not behave as anticipated by the Portfolio, and derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions. The Portfolio also may be exposed to losses if the counterparty in the transaction is unable or unwilling to fulfill its contractual obligation. In certain cases, the Portfolio may be hindered or delayed in exercising remedies against or closing out derivatives with a counterparty, resulting in additional losses. Derivatives also may be subject to the risk of mispricing or improper valuation, and valuation may be more difficult in times of market turmoil. Changes to the regulation of derivatives markets and mutual funds’ use of derivatives may impact the Portfolio's ability to maintain its investments in derivatives, make derivatives more costly, limit their availability, adversely affect their value or performance, or otherwise disrupt markets.Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks in addition to those associated with investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets, and it may take more time to clear and settle trades involving foreign securities, which could negatively impact the Portfolio's investments and cause it to lose money. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as trade barriers and other protectionist trade policies (including those of the United States), governmental instability, war, or other political or economic actions, also may adversely impact security values. Foreign securities are also subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Regardless of where a company is organized or its stock is traded, its performance may be significantly affected by events in regions from which it derives its profits or in which it conducts significant operations.Currency Risk — Investments that are denominated in or that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. In the case of hedging positions, there is the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time.Emerging Markets Risk — The risks associated with investments in emerging market countries often are significant, and vary from jurisdiction to jurisdiction and company to company. Investments in emerging market countries are more susceptible to loss than investments in more developed foreign countries and may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in more developed foreign countries. Emerging market countries may be more likely to experience rapid and significant adverse developments in their political or economic structures, intervene in financial markets, restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or nationalize or expropriate the assets of private companies, which may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies available to the Portfolio. In addition, the securities markets of emerging market countries generally are smaller, less liquid and more volatile than those of more developed foreign countries, and emerging market countries often have less uniformity in regulatory, accounting, auditing and financial reporting requirements or standards, which may impact the availability and quality of information about issuers, and less reliable clearance and settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations, and currency-hedging techniques may be unavailable in certain emerging market countries. In addition, some emerging market countries may be heavily dependent on international trade, which can materially affect their securities markets. Securities of issuers traded on foreign exchanges may be suspended. The likelihood of such suspensions may be higher for securities of issuers in emerging market countries than in countries with more developed markets.Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to the Portfolio. In addition, many processes used in Portfolio management, including security selection, rely, in whole or in part, on the use of various technologies. The Portfolio may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. There can be no assurance that the use of these technologies will result in effective investment decisions for the Portfolio.Leveraging Risk — When the Portfolio leverages its holdings, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. Investments that create leverage can result in losses to the Portfolio that exceed the amount originally invested and may accelerate the rate of losses (some of which may be sudden or substantial). For certain investments that create leverage, relatively small market fluctuations can result in large changes in the value of such investments. There can be no assurance that the Portfolio's use of any leverage will be successful.Liquidity Risk — From time to time, there may be little or no active trading market for a particular investment in which the Portfolio may invest or is invested. In such a market, the value of such an investment and the Portfolio's share price may fall dramatically. Illiquid investments may be difficult or impossible to sell or purchase at an advantageous time or price or in sufficient amounts to achieve the Portfolio's desired level of exposure. To meet redemption requests during periods of illiquidity, the Portfolio may be forced to dispose of investments at unfavorable times or prices and/or under unfavorable conditions, which may result in a loss or may be costly to the Portfolio. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The Portfolio also may not receive its proceeds from the sale of certain investments for an extended period of time. Certain investments that were liquid when purchased may later become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception. An inability to sell a portfolio position can adversely affect the Portfolio's value or prevent the Portfolio from being able to take advantage of other investment opportunities. During periods of market stress, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Portfolio's ability to limit losses. In addition, a reduction in the ability or willingness of dealers and other institutional investors to make a market in certain securities may result in decreased liquidity in certain markets.Mortgage-Related and Other Asset-Backed Securities Risk — Declines in the credit quality of and defaults by the issuers of mortgage-related and other asset-backed securities or instability in the markets for such securities may decrease the value of such securities, which could result in losses to the Portfolio, and may reduce the liquidity of such securities and make such securities more difficult to purchase or sell at an advantageous time and price. In addition, borrowers may default on the obligations that underlie mortgage-related and other asset-backed securities. The risk of defaults by borrowers generally is greater during times of rising interest rates and/or unemployment rates. The impairment (or loss) of the value of collateral or other assets underlying mortgage-related and other asset-backed securities will result in a reduction in the value of the securities. Certain collateral may be difficult to locate in the event of default, or may be lost, and recoveries of depreciated or damaged collateral may not fully cover payments due on such collateral. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.In addition, certain mortgage-related and other asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories. The risk of defaults by borrowers is generally higher in the case of asset or mortgage pools that include subprime assets or mortgages, and the liquidity and value of subprime mortgages and non-investment grade mortgage-backed securities that are not guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac could change dramatically over time.Furthermore, mortgage-related and other asset-backed securities typically provide the issuer with the right to prepay the security prior to maturity. During periods of rising interest rates, the rate of prepayments tends to decrease because borrowers are less likely to prepay debt (such as mortgage debt or automobile loans). Slower than expected payments can extend the average lives of mortgage-related and other asset-backed securities, and this may “lock in” a below market interest rate and increase the security’s duration and interest rate sensitivity, which may increase the volatility of the security’s value and may lead to losses. During periods of falling interest rates, the rate of prepayments tends to increase because borrowers are more likely to pay off debt and refinance at the lower interest rates then available. Unscheduled prepayments shorten the average lives of mortgage-related and other asset-backed securities and may result in the Portfolio’s having to reinvest the proceeds of the prepayments at lower interest rates, thereby reducing the Portfolio’s income.Multiple Sub-Adviser Risk — To a significant extent, the Portfolio’s performance will depend on the success of the Adviser in allocating the Portfolio’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment strategies may not work together as planned, which could adversely affect the Portfolio’s performance. Because each Sub-Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Portfolio. In addition, while the Adviser seeks to allocate the Portfolio’s assets among the Portfolio’s Sub-Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective(s), the Adviser is subject to conflicts of interest in allocating the Portfolio’s assets among Sub-Advisers, including affiliated Sub-Advisers, because the Adviser pays different fees to the Sub-Advisers and due to other factors that could impact the Adviser’s or its affiliates’ revenues and profits.Portfolio Turnover Risk — High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to the Portfolio, which may result in higher fund expenses and lower total return.Prepayment Risk and Extension Risk — Prepayment risk is the risk that the issuer of a security held by the Portfolio may pay off principal more quickly than originally anticipated. This may occur when interest rates fall. The Portfolio may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Extension risk is the risk that the issuer of a security held by the Portfolio may pay off principal more slowly than originally anticipated. This may occur when interest rates rise. The Portfolio may be prevented from reinvesting the proceeds it would have received at a given time in an investment offering a higher yield.Privately Placed and Other Restricted Securities Risk — Restricted securities, which include privately placed securities, are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Difficulty in selling securities may result in a loss or be costly to the Portfolio. The risk that securities may not be sold for the price at which the Portfolio is carrying them is greater with respect to restricted securities than it is with respect to registered securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, also may make it difficult to determine a fair value for certain securities for purposes of computing the Portfolio's net asset value.Redemption Risk — The Portfolio may experience periods of heavy redemptions that could cause the Portfolio to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Portfolio's performance.Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. The market-making capacity of dealers has been reduced in recent years, in part as a result of structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. In addition, significant securities market disruptions, including related to the coronavirus disease (COVID-19) pandemic, have led to dislocation in the market for a variety of fixed income securities (including, without limitation, commercial paper, corporate debt securities, certificates of deposit, asset-backed debt securities and municipal obligations), which has decreased liquidity and sharply reduced returns in certain cases. Increased redemptions from mutual funds that hold large amounts of fixed income securities, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Portfolio commits to purchase will decline in value prior to its delivery. This risk is in addition to the risk that the Portfolio’s other assets will decline in value. Therefore, these transactions can have a leverage-like effect on the Portfolio and increase the Portfolio’s overall investment exposure. There also is the risk that the security will not be issued or that the other party to the transaction will fail to complete the sale or purchase of the security. If this occurs, the Portfolio may lose the opportunity to purchase or sell the security at the agreed upon price and may forgo any gain in the security’s price.Zero Coupon and Pay-in-Kind Securities Risk — Zero coupon and pay-in-kind securities are debt securities that do not make periodic cash interest payments. Zero coupon securities are issued at a significant discount from their face value. Zero coupon andpay-in-kind securities tend to be subject to greater fluctuations in market value in response to changing interest rates than securitiesof comparable maturities that pay interest periodically and in cash.
Risk Lose Money [Text]	rr_RiskLoseMoney	 The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2022, compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.Prior to September 1, 2012, the Portfolio followed a different investment strategy.The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2022, compared to the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns — Class IB
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter (% and time period)3.82%2020 1st QuarterWorst quarter (% and time period)-4.82%2022 1st Quarter
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
EQ Quality Bond PLUS Portfolio | Class IA
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	$ 990
OneYear	rr_AverageAnnualReturnYear01	(10.18%)
FiveYears	rr_AverageAnnualReturnYear05	(0.30%)
TenYears	rr_AverageAnnualReturnYear10	0.19%
EQ Quality Bond PLUS Portfolio | Class IB
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	$ 990
2013	rr_AnnualReturn2013	(2.32%)
2014	rr_AnnualReturn2014	2.96%
2015	rr_AnnualReturn2015	0.16%
2016	rr_AnnualReturn2016	1.20%
2017	rr_AnnualReturn2017	1.34%
2018	rr_AnnualReturn2018	0.20%
2019	rr_AnnualReturn2019	5.62%
2020	rr_AnnualReturn2020	5.98%
2021	rr_AnnualReturn2021	(2.18%)
2022	rr_AnnualReturn2022	(10.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter (% and time period)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter (% and time period)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.82%)
OneYear	rr_AverageAnnualReturnYear01	(10.23%)
FiveYears	rr_AverageAnnualReturnYear05	(0.30%)
TenYears	rr_AverageAnnualReturnYear10	0.17%
EQ Quality Bond PLUS Portfolio | Class K
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	$ 689
OneYear	rr_AverageAnnualReturnYear01	(9.95%)
FiveYears	rr_AverageAnnualReturnYear05	(0.03%)
TenYears	rr_AverageAnnualReturnYear10
SinceInception	rr_AverageAnnualReturnSinceInception	0.62%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Apr. 17, 2014
EQ Quality Bond PLUS Portfolio | Bloomberg U.S. Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(7.73%)
FiveYears	rr_AverageAnnualReturnYear05	0.46%
TenYears	rr_AverageAnnualReturnYear10	0.69%
SinceInception	rr_AverageAnnualReturnSinceInception